NOTE 7 - CONVERTIBLE DEBT: Convertible Debt (Tables)	Sep. 30, 2023
December 31, 2022
Convertible Debt

				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Convertible promissory note #1	July 28, 2016	January 19, 2017	8%	$15,000	$6,750	$6,750
Convertible promissory note #2	May 25, 2022	August 5, 2023	10%	154,000	110,535	-
Convertible promissory note #3	May 12, 2022	May 1, 2023	12%	200,000	200,000	-
Total notes payable				$369,000	$317,285	$6,750
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$369,000	$317,285	$6,750